Fair Value Measurements - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) vessel shares	Jun. 01, 2016 vessel
Time-charter Swap [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aframax equivalent vessel percent	55.00%	55.00%
Aframax equivalent vessel | vessel	2	2
Estimated average daily tanker rate | $	$ 18,000
Warrant [Member] | Tanker Investments Ltd [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility rate	47.83%
Warrant [Member] | Tanker Investments Ltd [Member] | Maximum [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares) | shares	750,000